Earnings Per Common Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Weighted average number of shares outstanding (in shares)	142,239	142,239
Dilutive securities (in shares)	0	0